Commitments and Contingencies (Details) - Schedule of maturities of lease liabilities	Dec. 31, 2022 USD ($)
Schedule of Maturities Of Lease Liabilities [Abstract]
2023	$ 550,915
2024	324,647
2025	317,927
2026	317,980
2027 and thereafter	397,475
Total lease payments	1,908,944
Less: imputed interest	(206,466)
Present value of lease liabilities	$ 1,702,478